PARENT ENTITY FINANCIAL INFORMATION	12 Months Ended
Jun. 30, 2024
Parent Entity Financial Information
PARENT ENTITY FINANCIAL INFORMATION

34. PARENT ENTITY FINANCIAL INFORMATION

The individual financial statements for the parent entity show the following aggregate amounts:

	2024 A$	2023 A$	2022 A$
Statement of Financial Position
Current assets	3,174,983	10,035,224	5,022,689
Non-current assets	2,418,089	4,237,344	5,815,118
Total assets	5,593,072	14,272,568	10,837,807
Current liabilities	3,681,776	2,841,919	2,270,626
Non-current liabilities	137,719	314,999	589,745
Total liabilities	3,819,495	3,156,918	2,860,371

Shareholders’ equity
Share Capital	163,817,863	161,342,707	155,138,636
Other reserves	(117,131)	(117,131)	(117,131)
Share-based payment	1,742,809	3,917,101	8,937,157
Accumulated losses	(163,669,964)	(154,027,027)	(155,981,226)

Total Equity	1,773,577	11,115,650	7,977,436

Loss for the year	(12,043,440)	(3,697,316)	(8,833,064)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)